Consolidated Operations Statements - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018
Revenues	$ 427,807		$ 976,089				$ 403,940
Cost of goods sold	328,756		774,888				325,379
Gross Margin	99,051		201,201				78,561
Operating Expenses
Operations	122,697		211,730
Research and development	96,559	76,724	193,814	262,419			488,990		366,590
Sales and marketing	24,679		48,815
General and administrative expenses	345,007	139,397	619,977	275,204			1,248,717		384,742
Total operating expenses	588,942	216,121	1,074,336	537,623			1,737,707		751,332
Operating loss	(489,891)	(216,121)	(873,135)	(537,623)			(1,659,146)		(751,332)
Provision for income taxes
Net operating income	(489,891)	(216,121)	(873,135)	(537,623)			(1,659,146)		(751,332)
Other income							57,215
Other expense
Derivative expense	148,587		148,587
Change in fair value of derivative	83,803		83,803
Other expense	232,390		232,390
Net loss/income	$ (722,281)	$ (216,121)	$ (1,105,525)	$ (537,623)			$ (1,601,931)		$ (751,332)
Loss per share - basic and diluted	$ 0.04	$ 0.01	$ 0.05	$ 0.06			$ 0.12		$ 0.14
Weighted average shares outstanding - basic and diluted	20,241,390	16,929,048	20,126,241	8,644,382			13,732,205		5,328,630
FAT SHARK HOLDINGS
Revenues					$ 4,436,439	$ 5,597,234		$ 7,298,640		$ 9,385,135
Cost of goods sold					3,463,995	4,355,218		5,799,156		7,824,207
Gross Margin					972,444	1,242,016		1,499,484		1,560,928
Operating Expenses
Operations					119,063	202,829
Research and development					207,514	328,628		391,741		799,531
Sales and marketing					57,678	67,901		180,496		447,848
General and administrative expenses					280,562	402,982		677,005		766,429
Total operating expenses					664,817	1,002,340		1,249,242		2,013,808
Operating loss					307,627	239,676		250,242		(452,880)
Provision for income taxes
Net operating income					307,627	239,676		250,242		(452,880)
Other expense
Net loss/income					$ 307,627	$ 239,676		$ 250,242		$ (452,880)